Operations of Subsidiary Adexus S.A. Reclassified As Continuing Operations	12 Months Ended
Dec. 31, 2020
Disclosure of Operations Of Subsidiary Adexus SA Reclassified As Continuing Operations [Abstract]
Operations of Subsidiary Adexus S.A. Reclassified As Continuing Operations
36	OPERATIONS OF SUBSIDIARY ADEXUS S.A. RECLASSIFIED AS CONTINUING OPERATIONS
As of December 31, 2020, the financial information of the subsidiary Adexus S.A. (hereinafter Adexus) was reclassified as continuous operation. The subsidiary that has been reclassified as a non-current
assets held for sale As of December 31, 2018, has as main activity to provide information technology solutions mainly in Chile and Peru. Despite the fact that the Company has been committed to a pan to carry out the sale, the circumstances that arose in the subsidiary during this period, which are explained below, have forced us to change initial plan, focusing in negotiating with vendors liabilities terms sale resulting in a viable plan again.
On November 19, 2019, Adexus filed an application for reorganization under law 20720 with the Chilean courts of justice. The Company impaired the total investment value as of December 31, 2019.
On January 9, 2020, the Company communicated that the creditors committee of Adexus approved with the favorable vote of more than 80% of the pledge creditors and 85% of the unsecured creditors, respectively, the judicial reorganization agreement proposed by Adexus in the framework of the reorganization procedure. According to the terms of the judicial reorganization agreement, Adexus will restructure and pay the total of its reorganized liabilities within a maximum period of six years, according to the new agreed conditions, being authorized to continue with its commercial activities normally. As a result of the financial protection provided by the Chilean law and with the support of its creditors, Adexus has achieved the restructuring of its liabilities while continuing to serve all its customers. In 2020, Adexus S.A. has complied with the payment schedule agreed with the creditors. On December 28, the creditor’s committee signed a debt reorganization agreement whith pledge creditors and unsecured creditors.

The Corporation decided that Adexus will be subject to the patrimonial protection law; after achieving this restructuring, the Corporation will focus on honoring it in the terms agreed while finding the right shareholder for the future development of the subsidiary.